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                                                            Rule 497(d)
                                                            Reg. No. 333-94557



                              National Equity Trust
                          B2B E-Commerce Enablers Trust

                   Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.